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THE GABELLI ABC FUND
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - THE GABELLI ABC FUND - USD ($)	Class AAA Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - THE GABELLI ABC FUND	Class AAA Shares	Advisor Class Shares
Management Fees	0.50%	0.50%
Distribution and Service (Rule 12b-1) Fees	none	0.25%
Other Expenses	0.29%	0.29%
Total Annual Fund Operating Expenses	0.79%	1.04%

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - THE GABELLI ABC FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class AAA Shares	81	252	439	978
Advisor Class Shares	106	331	574	1,271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 156% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in securities of domestic and foreign issuers that Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”), believes provide attractive opportunities for appreciation or investment income. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies, including investing in value oriented common stocks, i.e., common stocks that trade at a significant discount to the Adviser’s assessment of their “private market value” (the value informed investors would be willing to pay to acquire the entire company), virtually risk free U.S.Treasury Bills, and by utilizing certain “arbitrage” strategies. The Fund’s use of arbitrage may be described as investing in “event” driven situations such as announced mergers, acquisitions, and reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, the Fund may purchase the selling company’s securities, offering the Fund the possibility of generous returns relative to cash equivalents with a limited risk of excessive loss of capital. The Fund may hold a significant portion of its assets in cash in anticipation of arbitrage opportunities. The Fund may invest up to 40% of its total assets in securities of non-U.S. issuers. The Fund may invest up to 25% of its assets in lower quality fixed income securities, including up to 5% of its assets in securities of issuers that are in default, in order to seek higher income and capital appreciation. For additional information about selection of investments suitable for the Fund, see page 8 of the prospectus.

In selecting investments for the Fund, the Adviser considers a number of factors, including:

•the Adviser’s own evaluations of the “private market value” of the underlying assets and business of the company. Private market value is the value the Adviser believes informed investors would be willing to pay to acquire the entire company,

•the interest or dividend income generated by the securities,

•the potential for capital appreciation of the securities,

•the prices of the securities relative to other comparable securities,

•whether the securities are entitled to the benefits of sinking funds or other protective conditions,

•the existence of any anti-dilution protections or guarantees of the security, and

•the diversification of the Fund’s portfolio as to issuers.

The Adviser also evaluates the issuer’s free cash flow and long term earnings trends. Finally, the Adviser looks for a catalyst: something in the company’s industry, indigenous to the company, or in the company’s country that will surface additional value.

The Adviser expects that, in accordance with the Fund’s investment objective, it will invest the Fund’s assets in a more conservative manner than it would in a small capitalization growth fund. For example, it may utilize fixed income securities and hedging strategies to reduce the risk of capital loss to a greater extent than it does in most other equity funds managed by the Adviser. As a result, the Fund’s total return is not expected to be as high as traditional equity funds in periods of significant appreciation in the equity markets.

Principal Risks
Performance

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

THE GABELLI ABC FUND (Total Returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 4.16% (quarter ended June 30, 2020), and the lowest return for a quarter was (5.78)% (quarter ended March 31, 2020).

Average Annual Total Returns (for the years ended December 31, 2022)
Average Annual Total Returns - THE GABELLI ABC FUND	1 Year	5 Years	10 Years
Class AAA Shares	(2.01%)	2.02%	2.37%
Class AAA Shares | Return After Taxes on Distributions	(2.44%)	1.18%	1.63%
Class AAA Shares | Return After Taxes on Distributions and Sale of Fund Shares	(1.08%)	1.31%	1.61%
Advisor Class Shares	(2.35%)	1.74%	2.11%
ICE Bank of America 3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	1.46%	1.26%	0.76%
Lipper U.S. Treasury Money Market Fund Average	1.33%	1.00%	0.55%
Standard and Poor’s (“S&P”) 500 Index (reflects no deduction for fees, expenses, or taxes)	(18.11%)	9.42%	12.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class AAA shares and after-tax returns for other classes will vary due to the differences in expenses.

THE GABELLI ABC FUND | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
THE GABELLI ABC FUND | Risk Lose Money [Member]
When you sell Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.
THE GABELLI ABC FUND | Equity Risk [Member]
•Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.
THE GABELLI ABC FUND | Inflation Risk [Member]
•Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. Recently, inflation has increased to its highest level in decades, and the Federal Reserve has been raising the federal funds rate in response. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.
THE GABELLI ABC FUND | Event Driven Risk [Member]
•Event Driven Risk. Event driven investments involve the risk that certain of the events driving the investment may not happen or the market may react differently than expected to the anticipated transaction. In addition, although an event may occur or is announced, it may be renegotiated, terminated or involve a longer time frame than originally contemplated. Event driven investment transactions are also subject to the risk of overall market movements. Any one of these risks could cause the Fund to experience investment losses impacting its shares negatively.
THE GABELLI ABC FUND | Foreign Securities Risk [Member]
•Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.
THE GABELLI ABC FUND | Emerging Markets Risk [Member]
•Emerging Markets Risk. The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.
THE GABELLI ABC FUND | Hedging Risk [Member]
•Hedging Risk. The success of hedging depends on the Adviser’s ability to predict movements in the prices of the hedged securities and market fluctuations. The Adviser may not be able to perfectly correlate changes in the market value of securities, and the prices of the corresponding options, or futures. The Adviser may have difficulty selling or buying futures contracts and options when it chooses, and there may be certain restrictions on trading futures contracts and options.
THE GABELLI ABC FUND | Interest Rate Risk [Member]
•Interest Rate Risk. Investments in dividend and interest paying securities involve interest rate risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make dividend, interest and principal payments when due. The Fund is subject to a greater risk of rising interest rates due to the current period of rising interest rates. There is a possibility that interest rates may continue to rise further in the future, particularly in response to actions of the Federal Reserve to combat the currently high rates of inflation. There is a risk that increased interest rates may cause the economy to enter a recession. Any such recession would negatively impact the Fund and the investments held by the Fund.
THE GABELLI ABC FUND | Issuer Risk [Member]
•Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.
THE GABELLI ABC FUND | Lower Rated Securities [Member]
•Lower Rated Securities. Lower rated securities may involve major risk exposures such as increased sensitivity to interest rate and economic changes, and the market to sell such securities may be limited. These securities are often referred to in the financial press as “junk bonds.” Investments in lower rated securities may also include securities of issuers that are in default. Investments in securities of issuers in default present even greater risk exposure for the Fund.
THE GABELLI ABC FUND | Management Risk [Member]
•Management Risk. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
THE GABELLI ABC FUND | Risk Nondiversified Status [Member]
•Non-Diversification Risk. As a non-diversified mutual fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks associated with a single economic, market, political or regulatory occurrence than shares of a diversified mutual fund.
THE GABELLI ABC FUND | Portfolio Turnover Risk [Member]
•Portfolio Turnover Risk. High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher fund expenses and lower total returns. The sale of portfolio securities also may result in the recognition of capital gain, which will be taxable to shareholders when distributed to them, or loss.
THE GABELLI ABC FUND | Short Sale Risk [Member]
•Short Sale Risk. Short positions in equity securities are generally considered to be more risky than long positions since the theoretical potential loss in a short position is unlimited, while the maximum loss from a long position is equal to its original purchase price.
THE GABELLI ABC FUND | Market Risk [Member]
•Market Risk. General economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, supply chain disruptions, labor shortages, energy and other resource shortages, changes in laws, trade barriers, currency exchange controls and national and international political circumstances (including governmental responses to public health crises or the spread of infectious diseases), may have long-term negative effects on the U.S. and worldwide financial markets and economy, and thus the Fund.